Note 20 Condensed consolidated income statements of companies sold in the USA subsidiary (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed consolidated income statements of companies sold in the USA subsidiary [Line Items]
Interest income	€ 13,403	€ 10,962
Interest expense	(4,852)	(4,007)
Interest income (expense)	8,551	6,955
Dividend income	76	125
Fee and commission income	3,964	3,311
Fee and commission expense	(1,314)	(996)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	39	121
Gains or losses on financial instruments held for trading net	11	463
Gains (losses) on financial assets not designated as held for sale through profit or loss, mandatorily measured at fair value	(35)	280
Gains (losses) on hedging instrument, fair value hedges	(16)	81
Gains (losses) on exchange differences on translation, net of tax	716	206
Miscellaneous other operating income	297	340
Miscellaneous other operating expense	(1,803)	(997)
Gross profit	11,509	10,259
Administrative expenses	(4,401)	(3,983)
Depreciation and amortisation expense	(652)	(615)
Provision or reversal of provisions	(112)	(928)
Impairment loss on financial assets	(1,441)	(1,580)
Profit (loss) from operating activities	4,903	3,153
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates	19	0
Gains(losses) on derecognized of non financial assets and subsidiaries net	(15)	5
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	(120)	(73)
Profit (loss) before tax	4,787	2,889
Tax expense (income)	(1,668)	(782)
Profit (loss) from continuing operations	3,119	2,107
Profit (loss) from discontinued operations	0	280
Profit (loss)	3,119	2,387
Profit (loss), attributable to non-controlling interests	117	476
Profit (loss), attributable to owners of parent	€ 3,001	1,911
Sold USA subsidiary [Member]
Condensed consolidated income statements of companies sold in the USA subsidiary [Line Items]
Interest income		974
Interest expense		(53)
Interest income (expense)		921
Dividend income		2
Fee and commission income		285
Fee and commission expense		(86)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		(4)
Gains or losses on financial instruments held for trading net		26
Gains (losses) on financial assets not designated as held for sale through profit or loss, mandatorily measured at fair value		2
Gains (losses) on financial assets and financial liabilities at fair value through profit or loss mandatorily measured at fair value		2
Gains (losses) on hedging instrument, fair value hedges		(1)
Gains (losses) on exchange differences on translation, net of tax		5
Miscellaneous other operating income		9
Miscellaneous other operating expense		(30)
Gross profit		1,132
Administrative expenses		(661)
Depreciation and amortisation expense		(80)
Provision or reversal of provisions		4
Impairment loss on financial assets		(66)
Profit (loss) from operating activities		330
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates		0
Gains(losses) on derecognized of non financial assets and subsidiaries net		(2)
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		3
Profit (loss) before tax		330
Tax expense (income)		(80)
Profit (loss) from continuing operations		250
Profit (loss) from discontinued operations		29
Profit (loss)		280
Profit (loss), attributable to non-controlling interests		0
Profit (loss), attributable to owners of parent		€ 280